Subsequent events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Subsequent Events 1		$ 125,000
Subsequent Events 2		29,248,823
Subsequent Events 3		$ 105,734
Subsequent Events 4		30,800,000
Subsequent Events 5		$ 160,833
Subsequent Events 6		56,676,739
Subsequent Events 7		$ 52,320
Subsequent Events 8		26,000,000
Subsequent Events 1	$ 38,784
Subsequent Events 2	31,715,187
Subsequent Events 3	$ 28,046
Subsequent Events 4	18,995,113
Subsequent Events 5	$ 53,901
Subsequent Events 6	48,878,264
Subsequent Events 7	$ 49,357
Subsequent Events 8	43,051,070
Subsequent Events 9	1,846,154
Subsequent Events 10	$ 3,000
Subsequent Events 11	0.002275
Subsequent Events 12	30,000
Subsequent Events 13	1,500
Subsequent Events 14	31,500
Subsequent Events 15	20,000
Subsequent Events 16	1,000
Subsequent Events 17	$ 21,000